Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 03, 2011
Document Information [Line Items]
Entity Registrant Name	PAID INC
Entity Central Index Key	0001017655
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		291,404,461

Balance Sheets Statement (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 479,252	$ 747,245
Accounts receivable, net	197,643	303,941
Inventories, net	998,567	1,052,524
Prepaid expenses and other current assets	233,636	112,592
Prepaid royalties	1,016,820	959,712
Total current assets	2,925,918	3,176,014
Property and equipment, net	95,885	71,767
Intangible asset, net	7,537	8,007
Total assets	3,029,340	3,255,788
Current liabilities:
Accounts payable	333,683	292,493
Capital leases - current portion	13,650	6,510
Accrued expenses	497,999	469,953
Deferred revenues	442,825	164,627
Total current liabilities	1,288,157	933,583
Long-term liabilities:
Capital leases - net of current	28,580	10,307
Commitments and contingencies (note 7)
Shareholders' equity:
Common stock, $.001 par value, 350,000,000 shares authorized; 291,035,893 and 286,449,511 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	291,036	286,450
Additional Paid in Capital	46,089,576	44,861,127
Accumulated deficit	(44,668,009)	(42,835,679)
Total shareholders' equity	1,712,603	2,311,898
Total liabilities and shareholders' equity	$ 3,029,340	$ 3,255,788

Balance Sheets Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
Shareholders' equity:
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	291,035,893	286,449,511
Common stock, shares outstanding	291,035,893	286,449,511

Statements of Operations Statement (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues	$ 1,674,507	$ 1,194,461	$ 2,385,830	$ 2,272,545
Cost of revenues	983,014	664,235	1,392,960	1,241,782
Gross profit	691,493	530,226	992,870	1,030,763
Operating expenses	1,502,151	1,335,375	2,823,974	2,619,023
Loss from operations	(810,658)	(805,149)	(1,831,104)	(1,588,260)
Other income (expense):
Interest expense	(791)	0	(1,233)	0
Other income	0	9	7	50
Total other income (expense), net	(791)	9	(1,226)	50
Loss before income taxes	(811,449)	(805,140)	(1,832,330)	(1,588,210)
Provision for income taxes	0	0	0	0
Net loss	$ (811,449)	$ (805,140)	$ (1,832,330)	$ (1,588,210)
Loss per share - basic	$ 0	$ 0	$ (0.01)	$ (0.01)
Weighted average shares - basic and diluted	289,434,362	273,501,440	288,710,776	271,720,065

Statements of Cash Flows Statement (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities:
Net loss	$ (1,832,330)	$ (1,588,210)
Adjustments to reconcile net loss to net cash provided by (used in) by operating activities:
Depreciation and amortization	18,164	12,644
Share-based Compensation	226,000	226,000
Fair value of stock options awarded to professionals and consultants in payment of fees for services provided	843,374	1,359,281
Fair value of stock options awarded to employees in payment of compensation	162,699	139,534
Services received in consideration of payment of stock subscription receivable	0	60,000
Changes in assets and liabilities:
Accounts receivable	106,298	177,705
Inventories	53,957	(52,728)
Prepaid expense and other current assets	(121,044)	(1,276,363)
Prepaid royalties	(57,108)	168,569
Accounts payable	41,190	168,292
Accrued expenses	28,046	(38,765)
Deferred revenue	278,198	2,574,914
Net cash provided by (used in) operating activities	(252,556)	1,930,873
Investing activities:
Property and equipment additions	(11,391)	(24,374)
Financing activities:
Payments on capital leases	(5,008)
Proceeds from the exercise of stock options	962	123,000
Net cash provided by financing activities	(4,046)	123,000
Net increase (decrease) in cash and cash equivalents	(267,993)	2,029,499
Cash and cash equivalents, beginning	747,245	730,433
Cash and cash equivalents, ending	479,252	2,759,932
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes	0	0
Interest	1,233	0
SUPPLEMENTAL DISCLOSURES OF NON-CASH INFORMATION
Acquisition of property and equipment under capital lease	$ 30,421	$ 0

Statement of Changes in Shareholders' Equity Statement (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Shareholders' Equity Period Start at Dec. 31, 2010	$ 2,311,898	$ 286,450	$ 44,861,127	$ (42,835,679)
Common Stock, Shares, Outstanding Period Start at Dec. 31, 2010	286,449,511	286,449,511
Statement of Changes in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to exercise of stock options granted to employees for services, Shares		525,778
Issuance of common stock pursuant to exercise of stock options granted to employees for services, Amount	162,699	526	162,173
Issuance of common stock pursuant to exercise of stock options granted to professionals and consultants, Shares		3,098,324
Issuance of common stock pursuant to exercise of stock options granted to professionals and consultants, Amount	843,374	3,098	840,276
Share based compensation related to issuance of incentive stock options	226,000	0	226,000
Options exercised, Shares		962,280
Options exercised, Amount	962	962
Net loss	(1,832,330)			(1,832,330)
Shareholders' Equity Period End at Jun. 30, 2011	$ 1,712,603	$ 291,036	$ 46,089,576	$ (44,668,009)
Common Stock, Shares, Outstanding Period End at Jun. 30, 2011	291,035,893	291,035,893

Organization and Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Organization and Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Organization and Significant Accounting Policies

The primary focus of PAID, Inc. (the “Company”) is to provide brand-related services to businesses and celebrity clients in the entertainment, sports and collectible industries. PAID's brand management, brand marketing, social media marketing, product design and merchandising, website design; development and hosting, and authentication services are designed to grow each client's customer base in size, loyalty and revenue generation. We offer entertainers, celebrity athletes and business entities a comprehensive web-presence and related services by supporting and managing clients' official websites and fan-community services including e-commerce, VIP ticketing, live event fan experiences, user-generated content, and client content publishing and distribution.

General

The Company has prepared the financial statements pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC") regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements and should be read in conjunction with the Company's audited financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2010 that was filed on March 11, 2011.

In the opinion of management, the Company has prepared the accompanying financial statements on the same basis as its audited financial statements, and these financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the results of the interim periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year 2011.

Fair Value of Financial Instruments

Cash and cash equivalents, accounts receivable, accounts payable and accrued expenses - The carrying amount of these financial instruments approximates fair value because of the short-term nature of these instruments.

Management's Plan

The Company has continued to incur significant losses. For the six months ended June 30, 2011, the Company reported a net loss of  $1,832,300, and for the years ended December 31, 2010, and 2009, the Company reported losses of  $3,306,800, and  $3,484,000, respectively. The Company has an accumulated deficit of  $44,668,000 at June 30, 2011.

Management continues to refine its business model and believes that it is in a position to take advantage of growth opportunities within the music related industries. Management believes that revenues and gross profits for 2011, which are highly dependent on touring activities, will be consistent with prior years. The Company continues to develop new business which will have a positive impact on future revenues and gross profits. Management believes that with the development of new business, the recoupment of prepaid royalties and an increase in inventory turns, that there will be sufficient resources to generate positive cash flow. In addition, management continues to explore opportunities and has organized additional resources to monetize its patents.

Although there can be no assurances, the Company believes that the above management plan, will be sufficient to meet the Company's working capital requirements through the end of 2011.

Use of estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheets and reported amounts of revenue and expenses during the reporting periods. Material estimates that are particularly susceptible to significant change in the near term relate to inventories, deferred tax asset valuation, assumptions used in the determination of fair value of stock options and warrants using the Black-Scholes option-pricing model, and forfeiture rates related to unvested stock options. Although these estimates are based on management's knowledge of current events and actions, they may ultimately differ from actual results.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Inventories

Inventories consist of merchandise for sale and are stated at the lower of average cost or market determined on a first-in, first-out (FIFO) method. When a purchase contains multiple copies of the same item, they are stated at average cost.

On a periodic basis management reviews inventories on hand to ascertain if any is slow moving or obsolete. In connection with this review, at June 30, 2011 and December 31, 2010 the Company provided for reserves totaling  $497,900 and  $609,000, respectively.

Prepaid royalties

The Company accounts for prepaid royalties in accordance with FASB ASC 928, "Financial Reporting in the Record and Music Industry". Artist royalty advances are deferred when paid and expensed based on the completion of performances, shows or other activities. Certain stock advances contain guaranties related to the proceeds from the sale of the stock, and are accounted for at fair value on the date of issuance.

Revenue recognition

The Company generates revenue principally from sales of fan experiences, fan club membership fees, sales of its purchased inventories, and from web development services.

Fan experiences sales generally include tickets and related experiences at concerts and other events conducted by performing artists. Revenues associated with these fan experiences are generally reported gross, rather than net, following the criteria of FASB ASC 605, "Revenue," and are deferred until the related event has been concluded, at which time the revenues and related direct costs are recognized.

Fan club membership fees are recognized ratably over the term of the related membership, generally one year.

For sales of merchandise owned and warehoused by the Company, the Company is responsible for conducting the sale, billing the customer, shipping the merchandise to the customer, processing customer returns and collecting accounts receivable. The Company recognizes revenue upon verification of the credit card transaction and shipment of the merchandise, discharging all obligations of the Company with respect to the transaction.

Shipping and Handling fees and costs

All amounts billed to customers in sales transactions related to shipping and handling represent revenues earned and are reported as revenues. Costs incurred by the Company for shipping and handling totaling  $190,200 and  $144,400 during the six months ended June 30, 2011 and 2010, respectively, are reported as a component of selling, general and administrative expenses.

Advertising costs

Advertising costs, totaling  $5,500 and  $6,100 for the six months ended June 30, 2011 and 2010, respectively, are charged to expense when incurred.

Segment reporting

The Company has determined that it has only one discreet operating segment consisting of activities and services surrounding the sale of fan experiences, fan club memberships, and merchandise associated with its relationships with performing artists and publicly recognized people.

Concentrations

The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and cash equivalents with high credit quality institutions.

For the six months ended June 30, 2011 and 2010 revenues from a limited number of clients accounted for approximately 50% and 72%, respectively, of total revenues. These revenues were generated from the sales of tour merchandise, VIP services, and online merchandise and fulfillment services.

Share Based Compensation

The Company accounts for share-based compensation in accordance with the provisions of FASB ASC 505, "Equity", and FASB ASC 718, "Compensation - Stock Compensation". Under these provisions, share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the employee's or non-employee's requisite service period (generally the vesting period of the equity grant).

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the exercise price of the award, the expected option term, the expected volatility of the Company's stock over the option's expected term, the risk-free interest rate over the option's expected term, and the Company's expected annual dividend yield. The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in calculating the fair values of the Company's stock options. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

Earnings Per Common Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options and warrants. The number of common shares that would be included in the calculation of outstanding options and warrants is determined using the treasury stock method. The assumed conversion of outstanding dilutive stock options and warrants would increase the shares outstanding but would not require an adjustment of income as a result of the conversion. Stock options and warrants applicable to 17,583,284 and 24,877,625 shares at June 30, 2011 and 2010, respectively, have been excluded from the computation of diluted earnings per share because they were anti-dilutive. Diluted earnings per share have not been presented for periods during which the Company reports net losses.

Intangible Assets	6 Months Ended
Jun. 30, 2011
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets

In January 2008, the United States Patent and Trademark Office issued the Company's patent #7324968 providing the Company with the rights granted to patent holders, including the ability to seek licenses for patent use and to protect the patent from infringement. This patent is for the real-time calculation of shipping costs for items purchased through online auctions using a zip code as a destination location indicator. It includes shipping charge calculations across multiple carriers and accounts for additional characteristics of the item being shipped, such as weight, special packaging or handling, and insurance costs.

On April 19, 2011, the United States Patent and Trademark Office issued the Company's patent #7930237 providing the Company with the rights granted to patent holders, including the ability to seek licenses for patent use and to protect the patent from infringement. This patent covers a technique for facilitating advanced, rapid, accurate estimation of shipping costs across multiple shipping carriers and shipping options between buyer and seller in an online auction.

The patents are presented net of accumulated amortization of  $8,470 and  $8,000 at June 30, 2011 and December 31, 2010, respectively.

Amortization expense of intangible assets for each of the six months ended June 30, 2011 and 2010 was  $470.

Estimated future annual amortization expense is  $940 for each year through 2019.

Accrued Expenses	6 Months Ended
Jun. 30, 2011
Accrued Expenses [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued Expenses

Accrued expenses are comprised of the following:

	June 30, 2011	December 31, 2010
Payroll and related costs	$43,310	$48,271
Professional and consulting fees	50,387	86,431
Royalties	311,189	266,071
Other	93,113	69,180
Total	$497,999	$469,953

Common Stock	6 Months Ended
Jun. 30, 2011
Common Stock [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Common Stock

Warrants

During the year ended December 31, 2005, the Company entered into an Agreement and sold a warrant to purchase common stock ("Warrant") to an investor. The investor paid the Company  $110,000 in deposits ("Deposits") for the right to acquire up to 2,000,000 shares of unregistered common stock at any time prior to June 2, 2009 at  $.15 per share. On June 1, 2009 the expiration date of the Warrant was extended to June 30, 2009 in exchange for a reduction in the Deposits of  $10,000. On June 28, 2009 the Warrant was exercised with the remaining  $200,000 of consideration paid in the form of  $80,000 of cash and an agreement for  $120,000 for future consulting services valued at  $120,000. At December 31, 2009 the unused portion of consulting services included in stock subscription receivable was  $70,000. During the year ended December 31, 2010 the investor provided the balance of the consulting services.

During the second and third quarters of 2008, in connection with  $1,100,000 of short term notes payable, the Company granted warrants for 1,100,000 shares of common stock exercisable at  $.25 per share. During the second quarter of 2011, 450,000 warrants expired. The remaining 650,000 warrants if not exercised, will expire during the third quarter of 2011.

Share-based Incentive Plans

During the six months ended June 30, 2011, the Company had three stock option plans that include both incentive and non-qualified options to be granted to certain eligible employees, non-employee directors, or consultants of the Company.

2011 Plan

On February 1, 2011, the Company adopted the 2011 Non-Qualified Stock Option Plan (the "2011 Plan"), to replace the 2001 Plan discussed below, and has filed Registration Statements on Form S-8 to register 30,000,000 shares of its common stock. Under the 2011 Plan, employees and consultants may elect to receive their gross compensation in the form of options, exercisable at  $.001 per share, to acquire the number of shares of the Company's common stock equal to their gross compensation divided by the fair value of the stock on the date of grant. Information with respect to stock options granted under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Weighted average exercise price per share
Options outstanding at December 31, 2010	—	$0.001
Granted	2,549,012	0.001
Exercised	(2,549,012)	0.001
Options outstanding at June 30, 2011	—	$0.001

A summary of the awards under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Gross Compensation
	2011
Employee payroll	507,801	$158,484
Consulting and professional fees	2,041,211	590,320
Total	2,549,012	$748,804

At June 30, 2011 there were 27,450,988 shares reserved for issuance under this plan.

2001 Plan

The 2001 Non-Qualified Stock Option Plan (the "2001 Plan") expired on January 31, 2011. The Company adopted the 2001 Plan on February 1, 2001 and filed Registration Statements on Form S-8 to register 120,000,000 shares of its common stock. Under the 2001 Plan, employees and consultants could have elected to receive their gross compensation in the form of options, exercisable at  $.001 per share, to acquire the number of shares of the Company's common stock equal to their gross compensation divided by the fair value of the stock on the date of grant. Information with respect to stock options granted under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Weighted average exercise price per share
Options outstanding at December 31, 2010	2,023,612	$0.001
Granted	1,075,090	0.001
Exercised	(2,037,370)	0.001
Options outstanding at June 30, 2011	1,061,332	$0.001

A summary of the awards under this plan during the six months ended June 30, 2011 is as follows:

	Number of shares	Gross Compensation
	2011
Employee payroll	17,977	4,215
Consulting and professional fees	1,057,113	253,054
Total	1,075,090	257,269

	2010
Employee payroll	393,538	139,534
Consulting and professional fees	4,130,652	1,359,281
Total	4,524,190	1,498,815

There are currently no shares reserved for issuance under this plan.

2002 Plan

The 2002 Stock Option Plan (“2002 Plan”) provides for the award of qualified and non-qualified options for up to 30,000,000 shares. As of June 30, 2011 there were 3,000,000 shares reserved for issuance and options for 15,871,952 shares outstanding. The options granted have a ten-year contractual term and vested either immediately or four years from the date of grant.
During the six months ended June 30, 2011 there were no options granted or exercised under this plan.

Fair value of issuances

The fair value of the Company's option grants under the 2011 and 2001 Plans was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010
Expected term (based upon historical experience)	<1 week	<1 week
Expected volatility	103.98%	111.15%
Expected dividends	None	None
Risk free interest rate	0.01%	0.16%

The stock volatility for each grant is determined based on a review of the experience of the weighted average of historical daily price changes of the Company's common stock over the expected option term. The expected term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options; and the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.
The incremental fair value calculated using the above assumptions over the gross compensation was determined to be immaterial and no related additional share based compensation has been recognized.

All but 5,000,000 options outstanding at June 30, 2011 are fully vested and exercisable. Information pertaining to options outstanding at June 30, 2011 is as follows:

Exercise Prices	Number of shares	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
0.001	1,061,332	7.24	$359,792
0.041	10,871,952	1.28	3,250,714
0.415	5,000,000	6.53	—
	16,933,284

The intrinsic value of options exercised during the six months ended June 30, 2011 under all plans was  $326,213 in exchange for  $962 of cash.

Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

There was no provision for income taxes for the six months ended June 30, 2011 and 2010 due to the Company's net operating losses and its valuation reserve against deferred income taxes.

The difference between the provision for income taxes using amounts computed by applying the statutory federal income tax rate of 34% and the Company's effective tax rate is due primarily to the net operating losses incurred by the Company and the valuation reserve against the Company's deferred tax asset.

The tax effects of significant temporary differences and carry forwards that give rise to deferred taxes are as follows:

	June 30, 2011	December 31, 2010
Federal net operating loss carry forward	$12,023,000	$11,529,000
State net operating loss carry forward	1,492,000	1,340,000
	13,515,000	12,869,000
Valuation allowance	(13,515,000)	(12,869,000)
Net deferred tax asset	$—	$—

The valuation reserve applicable to net deferred tax assets at June 30, 2011 and December 31, 2010 is due to the likelihood of the deferred tax not to be utilized.

The Company has not been audited by the Internal Revenue Service ("IRS") or any states in connection with income taxes. The Company files income tax returns in the U.S. federal jurisdiction and Massachusetts. The periods from 2007-2010 remain open to examination by the IRS and state jurisdictions. The Company believes it is not subject to any tax risk beyond the preceding discussion. The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. As of the date of adoption of ASC 740, the Company did not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any significant interest expense recognized during the six months ended June 30, 2011 and 2010.

At June 30, 2011, the Company has federal and state net operating loss carry forwards of approximately  $36,900,000 and  $15,700,000, respectively, available to offset future taxable income. The state carry-forwards will expire intermittently through 2015, while the federal carry forwards will expire intermittently through 2030.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related party transactions

Steven Rotman is the father of Gregory Rotman, President of the Company, and Richard Rotman, Vice-President/Secretary of the Company. The Company pays rent, as a tenant at will, to a company in which Steven Rotman is a shareholder. Monthly payments under this arrangement are approximately  $2,500.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and contingencies

Lease commitment

The Company leases an office facility in Boston, Massachusetts under a tenant at will arrangement until the Company finalizes its facility alternatives. The lease requires monthly payments of approximately  $5,800, plus increases in real estate taxes and operating expenses.

Legal matters

In the normal course of business, the Company periodically becomes involved in litigation. As of June 30, 2011, in the opinion of management, the Company had no pending litigation that would have a material adverse effect on the Company's financial position, results of operations, or cash flows.

Prepaid Royalties	6 Months Ended
Jun. 30, 2011
Prepaid Royalties [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepaid Royalties

Prepaid royalties represent amounts paid in advance to certain clients and are recoupable against future royalties earned by the clients. Advances are issued in either cash or stock and advance amounts are calculated based on the clients' projected earning potential over a fixed period of time. Advances issued in stock are recorded at the fair value on the date of issue. The Company did not have any guaranties outstanding at June 30, 2011.